FAIR VALUE DISCLOSURES - Carrying Values And Fair Values Of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Consolidated Amounts [Abstract]
Mortgage loans on real estate	$ 16,464	$ 14,016
Policy loans	3,563	3,540
Policyholders’ liabilities: Investment contracts	79,742	75,472
Separate Accounts liabilities	111,479	143,912
Carrying Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate	16,464	14,016
Policy loans	3,563	3,540
Loans to affiliates	1,900	1,900
Policyholders’ liabilities: Investment contracts	1,801	1,916
FHLB funding agreements	8,505	6,647
FABN funding agreements	7,095	6,689
Separate Accounts liabilities	10,236	11,620
Fair Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate	14,675	14,291
Policy loans	3,850	4,512
Loans to affiliates	1,755	1,974
Policyholders’ liabilities: Investment contracts	1,645	1,980
FHLB funding agreements	8,390	6,679
FABN funding agreements	6,384	6,626
Separate Accounts liabilities	10,236	11,620
Fair Value | Level 1
Consolidated Amounts [Abstract]
Mortgage loans on real estate	0	0
Policy loans	0	0
Loans to affiliates	0	0
Policyholders’ liabilities: Investment contracts	0	0
FHLB funding agreements	0	0
FABN funding agreements	0	0
Separate Accounts liabilities	0	0
Fair Value | Level 2
Consolidated Amounts [Abstract]
Mortgage loans on real estate	0	0
Policy loans	0	0
Loans to affiliates	1,755	1,974
Policyholders’ liabilities: Investment contracts	0	0
FHLB funding agreements	8,390	6,679
FABN funding agreements	6,384	6,626
Separate Accounts liabilities	0	0
Fair Value | Level 3
Consolidated Amounts [Abstract]
Mortgage loans on real estate	14,675	14,291
Policy loans	3,850	4,512
Loans to affiliates	0	0
Policyholders’ liabilities: Investment contracts	1,645	1,980
FHLB funding agreements	0	0
FABN funding agreements	0	0
Separate Accounts liabilities	$ 10,236	$ 11,620